Accounts Receivable	12 Months Ended
Dec. 31, 2022
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable as of December 31, 2022 and 2021 consisted of the following:

	2022	2021
Accounts receivable	$9,963,821	$1,756,562
Less: allowance for doubtful accounts	(2,478)	(2,682)
Accounts receivable, net	$9,961,343	$1,753,880

The average accounts receivable turnover period was approximately 79 days and 66 days for the fiscal years ended December 31, 2022 and 2021, respectively.

Changes of allowance for doubtful accounts for the years ended December 31, 2022 and 2021 were as follow:

	2022	2021
Beginning balance	$(2,682)	$-
Additional reserve through bad debt expense	-	(2,649)
Bad debt write-off	-	-
Exchange difference	204	(33)
Ending balance	$(2,478)	$(2,682)

The bad debt expense recorded by the Company during the years ended December 31, 2022, 2021 and 2020 was $0, $2,682 and $0, respectively.